Federated American Leaders Fund, Inc.
Federated Equity Income Fund, Inc.

Federated Limited Term Municipal Fund
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
(Portfolios of Federated Fixed Income Securities, Inc.)

Federated Government Income Securities, Inc.
Federated High Income Bond Fund, Inc.

Federated Capital Income Fund
Federated Short-Term Income Fund
Federated Fund for U.S. Government Securities
(Portfolios of Federated Income Securities Trust)

Federated Government Ultrashort Duration Fund
(A portfolio of Federated Institutional Trust)

Federated International Bond Fund
Federated International Equity Fund
(A portfolio of Federated International Series, Inc.)

Federated Bond Fund
(A portfolio of Federated Investment Series Funds, Inc.)

Federated Municipal High Yield Advantage Fund, Inc.
Federated Municipal Securities Fund, Inc.

Federated Michigan Intermediate Municipal Trust
(Effective January 1, 2005 Shares of the fund will be
   reclassified as Class A Shares)
Federated California Municipal Income Fund
Federated New York Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Vermont Municipal Income Fund
(Portfolios of Federated Municipal Securities Income Trust)

Federated Stock and Bond Fund, Inc.

Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
(Portfolios of Federated Total Return Series, Inc.)

Federated Global Equity Fund
Federated International Capital Appreciation Fund
Federated International High Income Fund
Federated International Small Company Fund
Federated International Value Fund
(Portfolios of Federated World Investment Series, Inc.)

Class A Shares and Class F Shares
------------------------------------------------------------------------------
Supplement to current prospectuses.

The following information is effective March 1, 2005.

Under the subsection entitled "SALES CHARGE WHEN YOU PURCHASE", immediately following the sales charge charts, please delete the narrative disclosure that discusses the reduction and/or elimination of the sales charge up through to the subsection entitled "SALES CHARGE WHEN YOU REDEEM" and replace with the following:


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction and/or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares and/or Class F Shares, may be reduced or eliminated by:


Larger Purchases

     purchasing Class A or Class F Shares in greater quantities to reduce the applicable sales charge;


Concurrent and Accumulated Purchases

     combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or


Letter of Intent

     signing a letter of intent to purchase a qualifying amount of Class A or Class F Shares as applicable within 13 months (call your investment professional or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

|X| as a shareholder who owned Shares on September 30, 1989 (Class F Shares of Federated Capital Income Fund only);

|X|  within 120 days of redeeming Shares of an equal or greater amount;

|X| through a financial intermediary that did not receive a dealer reallowance on the purchase;

|X|  with reinvested dividends or capital gains;

|X| as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

|X| as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);

|X| as a Trustee/Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

|X|  pursuant to an exchange privilege (as applicable to each Fund).





                                                                December 8, 2004

   Federated Securities Corp., Distributor
   Cusip 313914103
   Cusip 313914400
   Cusip 313915100
   Cusip 313915407
   Cusip 31417P874
   Cusip 31417P304
   Cusip 31417P403
   Cusip 31417P502
   Cusip 31417P809
   Cusip 313912206
   Cusip 313912107
   Cusip 314195108
   Cusip 31420C878
   Cusip 31420C845
   Cusip 31420C795
   Cusip 31420C704
   Cusip 31420B409
   Cusip 31420G408
   Cusip 31420G101
   Cusip 31420F103
   Cusip 31420F400
   Cusip 313910200
   Cusip 313910101
   Cusip 313913105
   Cusip 313923302
   Cusip 313923104
   Cusip 313923401
   Cusip 313923500
   Cusip 313923609
   Cusip 313923708
   Cusip 313923872
   Cusip 313911109
   Cusip 31428Q788
   Cusip 31428Q820
   Cusip 31428U870
   Cusip 31428U813
   Cusip 31428U771
   Cusip 31428U748
   Cusip 31428U847
   31570 (12/04)